Income Taxes - Components of Company's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Accrued expenses and reserves	$ 12,516	$ 3,368
Equity-based compensation	1,720	825
NOL and capital losses	14,461	12,917
Interest expense carryover	3,628	1,613
Tax credits	1,339	2,124
Cumulative transaction adjustment	355	300
Total deferred tax assets	34,019	21,147
Less valuation allowance	(12,615)	(13,335)
Deferred tax liabilities:
Intangible assets	(53,382)	(42,027)
Other	(195)	(31)
Net deferred tax liabilities	$ (32,173)	$ (34,246)